14. SEGMENT REPORTING (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets	$ 911,174	$ 750,315
Office Leasing Segment
Assets	92,500	87,400
Other Segments
Assets	$ 818,700	$ 543,100